Income tax (Tables)	12 Months Ended
Dec. 31, 2017
Income tax
Schedule of income tax in consolidated statements of operations

	2017			2016		2015
Current year income tax expense	Ps.	(51,313)		Ps.	(706,244)	Ps.	(337,997)
Deferred income tax benefit (expense)	212,488		*	(750,938	)**	(700,351)

Total income tax benefit (expense)	Ps.	161,175		Ps.	(1,457,182)	Ps.	(1,038,348)

*Includes translation effect by Ps.1,008

**Includes translation effect by Ps.1,242

Schedule of income tax in consolidated statements of OCI

	2017		2016		2015
Deferred tax related to items recognized in OCI during the year
Net gain (loss) on cash flow hedges	Ps.	12,017	Ps.	(187,408)	Ps.	58,161
Remeasurement gain of employee benefits	533		132		352

Deferred tax charged to OCI	Ps.	12,550	Ps.	(187,276)	Ps.	58,513

Schedule of reconciliation of corporate income tax rate to effective tax rate

	2017	2016	2015
Statutory income tax rate	30.00%	30.00%	30.00%
Non-deductible expenses	(3.90%)	0.28%	0.66%
Unrecorded deferred taxes on tax losses	(14.55%)	0.09%	—
Foreign countries difference with Mexican statutory rate	(0.32%)	0.04%	—
Inflation of tax losses	1.50%	(0.01%)	(0.02%)
Amendment tax return effects and other tax adjustments	(0.31%)	(0.11%)	(0.42%)
Inflation on furniture, intangible and equipment	4.91%	(0.38%)	(0.34%)
Annual inflation adjustment	4.00%	(0.63%)	(0.23%)

	21.33%	29.28%	29.65%

Schedule of consolidated deferred taxes

	Consolidated statement of financial position		Consolidated statement of operations		Consolidated statement of financial position		Consolidated statement of operations
Deferred income tax assets:
Intangible	Ps.	463,211	Ps.	(18,415)	Ps.	481,626	Ps.	(16,637)
Provisions	351,989		8,695		343,294		56,727
Tax losses available for offsetting against future taxable income	343,082		309,758		33,324		(25,030)
Extension lease agreement	143,135		41,411		101,724		25,405
Unearned transportation revenue	35,941		(29,814)		65,755		7,039
Allowance for doubtful accounts	7,324		433		6,891		(2,179)
Employee benefits	5,786		1,222		4,031		886
Employee profit sharing	2,716		(490)		3,206		158

	1,353,184		312,800		1,039,851		46,369
Deferred income tax liabilities:
Supplemental rent	1,563,363		223,753		1,339,610		363,783
Rotable spare parts, furniture and equipment, net	476,917		108,890		368,027		103,926
Prepaid expenses and other assets	196,152		(239,586)		435,738		280,660
Inventories	88,169		15,286		72,883		23,979
Financial instruments	49,151		—		61,168		—
Other prepayments	33,269		(7,023)		40,292		23,717

	2,407,021		101,320		2,317,718		796,065

	Ps.	(1,053,837)	Ps.	211,480	Ps.	(1,277,867)	Ps.	(749,696)

Schedule of components of deferred taxes in the consolidated statement of financial position

	2017		2016
Reflected in the consolidated statement of financial position as follows:
Deferred tax assets	Ps.	562,445	Ps.	559,083
Deferred tax liabilities	(1,616,282)		(1,836,950)

Deferred tax liability, net	Ps.	(1,053,837)	Ps.	(1,277,867)

Schedule of reconciliation of deferred tax liability, net

	2017		2016
Opening balance as of January 1,	Ps.	(1,277,867)	Ps.	(340,895)
Deferred income tax benefit (expense) during the current year recorded on profits	211,480		(749,696)
Deferred income tax benefit (expense) during the current year recorded in accumulated other comprehensive income (loss)	12,550		(187,276)

Closing balance as of December 31,	Ps.	(1,053,837)	Ps.	(1,277,867)

Schedule of available tax carry-forwards

An analysis of the available tax losses carry-forward of the Company at December 31, 2017 is as follows:

Year of loss	Historical Loss		Restated tax loss		Utilized		Total remaining amount		Year of expiration
2016	57,414		57,414		—		57,414		2019
2016	52,221		56,573		16,378		40,195		2026
2017	300,613		300,613		—		300,613		2020
2017	1,068,498		1,103,408		—		1,103,408		2027

	Ps.	1,478,746	Ps.	1,518,008	Ps.	16,378	Ps.	1,501,630

A breakdown of available tax loss carry-forward of Controladora and its subsidiaries at December 31, 2017 is as follows:

	Historical loss		Restated tax loss				Total remaining amount
					Utilized
Comercializadora	Ps.	52,221	Ps.	56,573	Ps.	16,378	Ps.	40,195
Concesionaria	1,067,836		1,102,726		—		1,102,726
Operaciones Volaris	662		682		—		682
Vuela Aviación	358,027		358,027		—		358,027

	Ps.	1,478,746	Ps.	1,518,008	Ps.	16,378	Ps.	1,501,630

Schedule of tax balances
	2017
Restated contributed capital account (Cuenta de capital de aportación or “CUCA”)	Ps.	3,737,048
CUFIN*	2,558,378
*The calculation comprises all the subsidiaries of the Company.